Insurance Contract Receivables and Payables	12 Months Ended
Dec. 31, 2020
Insurance Contracts [Abstract]
Insurance Contract Receivables and Payables	Insurance Contract Receivables and Payables
Insurance contract receivables were comprised as follows:

	December 31, 2020	December 31, 2019
Insurance premiums receivable	3,665.6	3,325.0
Reinsurance premiums receivable	1,385.3	1,176.0
Funds withheld receivable	567.3	753.7
Other	235.6	211.0
Provision for uncollectible receivables	(37.7)	(30.7)
	5,816.1	5,435.0

Current	5,144.7	4,921.5
Non-current	671.4	513.5
	5,816.1	5,435.0
Changes in insurance premiums receivable and reinsurance premiums receivable for the years ended December 31 were as follows:

	Insurance premiums receivable		Reinsurance premiums receivable
	2020	2019	2020	2019
Balance – January 1	3,325.0	2,949.8	1,176.0	1,082.1
Gross premiums written(1)	14,309.4	13,167.8	4,670.0	4,343.4
Premiums collected	(12,537.2)	(11,516.3)	(3,375.6)	(3,288.5)
Amounts due to brokers and agents	(1,417.3)	(1,284.5)	(1,104.8)	(917.2)
Acquisitions of subsidiaries (note 23)	—	17.1	—	—
Assets held for sale (note 23)	—	(1.7)	—	(22.6)
Recovery (impairments)	(0.4)	(1.3)	(1.7)	0.3
Foreign exchange effect and other	(13.9)	(5.9)	21.4	(21.5)
Balance – December 31	3,665.6	3,325.0	1,385.3	1,176.0
(1)    Changes in insurance premiums receivable and reinsurance premiums receivable for the year ended December 31, 2020 exclude European Run-off's gross premiums written of $146.5 as the assets of European Run-off were included in assets held for sale on the consolidated balance sheet at December 31, 2019 and European Run-off was deconsolidated on March 31, 2020 as described in note 23.
Insurance contract payables were comprised as follows:

	December 31, 2020	December 31, 2019
Payable to reinsurers	1,669.5	1,469.4
Ceded deferred premium acquisition costs	441.1	373.2
Funds withheld payable to reinsurers	206.3	239.1
Amounts payable to agents and brokers	127.2	101.8
Accrued commissions	69.0	95.5
Accrued premium taxes	93.1	82.7
Other insurance contract payables	357.8	229.3
	2,964.0	2,591.0

Current	2,705.8	2,315.4
Non-current	258.2	275.6
	2,964.0	2,591.0